Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 133,797	$ 137,949	$ 132,000
Intangible asset abandonment charge		21,423
Cash paid for purchases of intangible assets	34,324	19,388	$ 19,703
Intangible assets additions	15,527	70,937
Intangible assets accrued additions		48,400
Disposals of goodwill	0	2,650
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	5,800	3,900
Current Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	12,000	15,500
Prepayments
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	3,500	7,100
2016 Restructuring
Finite-Lived Intangible Assets [Line Items]
Disposals of goodwill		2,600
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 16,500
Intangible assets accrued additions		46,300
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Intangible asset abandonment charge		10,300
General and administrative, restructuring, integration and other
Finite-Lived Intangible Assets [Line Items]
Intangible asset abandonment charge		$ 11,100